Commodity and Other Derivative Contractual Assets and Liabilities (Concentrations of Credit Risk Related to Derivatives) (Detail) - Credit Risk Contract [Member] - Successor - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Total credit risk exposure to all counterparties related to derivative contracts	$ 442	$ 555
Net exposure to those counterparties after taking into effect master netting arrangements, setoff provisions and collateral	337	306
Largest net exposure to single counterparty	$ 68	$ 88
Credit risk exposure to Banking and financial sector percentage	41.00%	59.00%
Net exposure to banking and financial sector percentage	36.00%	39.00%